Investments - Summary of Movement on Loan Allowance Account (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Changes In Allowance For Loan Losses [Abstract]
Beginning balance	€ (137)	€ (142)
Addition charged to income statement	(50)	(23)
Reversal to income statement	13	14
Amounts written off	10	17
Net exchange differences	3
Other	(4)	(3)
Ending balance	€ (165)	€ (137)